RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS

NOTE 11 – RESTRICTED NET ASSETS OR PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

MDJM LIMITED and

BEIJING MINGDA JIAHE TECHNOLOGY DEVELOPMENT CO. LTD (WFOE)

CONDENSED BALANCE SHEETS

As of December 31, 2018

	Combined	MDJM	WFOE
Asset
Cash	$5,626,079	$5,626,079	$-
Total Asset	$5,626,079	$5,626,079	$-

Liabilities and Equity
Other liability
Due to subsidiaries	$1,568,300	$1,565,174	$3,126
Common stock	1,241	1,241	-
Additional paid in capital	4,102,238	4,102,238	-
Retained deficit	(45,700)	(42,574)	(3,126)
Total Labilities and Equity	$5,626,079	$5,626,079	$-

The parent Company, MDJM LTD and Mingda Beijing a WFOE had no significant transactions in 2018. MDJM incurred $42,574 start-up expenditures in 2018. Mingda Beijing incurred $3,126 start-up expenditures in 2018.